Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli 787 Fund, Inc.
Entity Central Index Key	0001394166
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000085566
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class AAA
Trading Symbol	EAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/EAAAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/EAAAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	$202	1.87%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
09/15	10,000	10,000	10,000	10,000
09/16	10,720	11,543	10,003	10,265
09/17	11,642	13,691	10,032	10,289
09/18	11,997	16,143	10,148	10,656
09/19	11,884	16,829	10,351	11,146
09/20	11,646	19,379	10,422	11,611
09/21	13,739	25,193	10,423	12,550
09/22	11,885	21,295	10,477	12,224
09/23	12,644	25,899	10,927	12,468
09/24	14,738	35,314	11,490	13,654
09/25	17,038	41,529	11,971	14,625

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	15.61%	7.22%	5.14%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average	4.18%	2.81%	1.81%
S&P Merger Arbitrage Index	7.11%	4.72%	3.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,541,411
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 314,425
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$53,541,411 Number of Portfolio Holdings225 Portfolio Turnover Rate100% Management Fees$314,425
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.8%
Fox Corp.	4.6%
Myers Industries Inc.	3.4%
Millicom International Cellular SA	2.5%
Atlanta Braves Holdings Inc.	2.5%
TEGNA Inc.	2.4%
Alamos Gold Inc.	2.4%
Verona Pharma plc	2.2%
TXNM Energy Inc.	2.0%
Endesa SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
Common Stocks – Securities Sold Short	(1.5)%
Rights	0.6%
U.S. Government Obligations	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/EAAAX/
C000049132
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class C
Trading Symbol	EMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/EMACX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/EMACX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	$281	2.62%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.62%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
09/15	10,000	10,000	10,000	10,000	10,000
09/16	10,640	10,540	11,543	10,003	10,265
09/17	11,466	11,253	13,691	10,032	10,289
09/18	11,725	11,395	16,143	10,148	10,656
09/19	11,531	11,094	16,829	10,351	11,146
09/20	11,216	10,683	19,379	10,422	11,611
09/21	13,133	12,402	25,193	10,423	12,550
09/22	11,279	10,545	21,295	10,477	12,224
09/23	11,914	11,033	25,899	10,927	12,468
09/24	13,796	12,666	35,314	11,490	13,654
09/25	15,834	14,410	41,529	11,971	14,625

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	14.77%	6.43%	4.35%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	13.77%	6.43%	4.35%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average	4.18%	2.81%	1.81%
S&P Merger Arbitrage Index	7.11%	4.72%	3.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,541,411
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 314,425
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$53,541,411 Number of Portfolio Holdings225 Portfolio Turnover Rate100% Management Fees$314,425
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.8%
Fox Corp.	4.6%
Myers Industries Inc.	3.4%
Millicom International Cellular SA	2.5%
Atlanta Braves Holdings Inc.	2.5%
TEGNA Inc.	2.4%
Alamos Gold Inc.	2.4%
Verona Pharma plc	2.2%
TXNM Energy Inc.	2.0%
Endesa SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
Common Stocks – Securities Sold Short	(1.5)%
Rights	0.6%
U.S. Government Obligations	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/EMACX/
C000049133
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class Y
Trading Symbol	EMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/EMAYX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/EMAYX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
09/15	10,000	10,000	10,000	10,000
09/16	10,749	11,543	10,003	10,265
09/17	11,698	13,691	10,032	10,289
09/18	12,083	16,143	10,148	10,656
09/19	12,002	16,829	10,351	11,146
09/20	11,791	19,379	10,422	11,611
09/21	14,002	25,193	10,423	12,550
09/22	12,196	21,295	10,477	12,224
09/23	13,078	25,899	10,927	12,468
09/24	15,366	35,314	11,490	13,654
09/25	17,914	41,529	11,971	14,625

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	16.58%	8.05%	5.67%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average	4.18%	2.81%	1.81%
S&P Merger Arbitrage Index	7.11%	4.72%	3.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,541,411
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 314,425
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$53,541,411 Number of Portfolio Holdings225 Portfolio Turnover Rate100% Management Fees$314,425
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.8%
Fox Corp.	4.6%
Myers Industries Inc.	3.4%
Millicom International Cellular SA	2.5%
Atlanta Braves Holdings Inc.	2.5%
TEGNA Inc.	2.4%
Alamos Gold Inc.	2.4%
Verona Pharma plc	2.2%
TXNM Energy Inc.	2.0%
Endesa SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
Common Stocks – Securities Sold Short	(1.5)%
Rights	0.6%
U.S. Government Obligations	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/EMAYX/
C000049130
Shareholder Report [Line Items]
Fund Name	The Gabelli Enterprise Mergers and Acquisitions Fund
Class Name	Class A
Trading Symbol	EMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/EMAAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/EMAAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	$202	1.87%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	S&P 500 Index	Lipper U.S. Treasury Money-Market Fund Average	S&P Merger Arbitrage Index
09/15	10,000	10,000	10,000	10,000	10,000
09/16	10,697	10,082	11,543	10,003	10,265
09/17	11,590	10,924	13,691	10,032	10,289
09/18	11,918	11,233	16,143	10,148	10,656
09/19	11,787	11,109	16,829	10,351	11,146
09/20	11,529	10,866	19,379	10,422	11,611
09/21	13,600	12,818	25,193	10,423	12,550
09/22	11,771	11,095	21,295	10,477	12,224
09/23	12,519	11,799	25,899	10,927	12,468
09/24	14,591	13,752	35,314	11,490	13,654
09/25	16,872	15,902	41,529	11,971	14,625

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	15.63%	7.22%	5.03%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	8.98%	5.96%	4.41%
S&P 500 Index	17.60%	16.47%	15.30%
Lipper U.S. Treasury Money-Market Fund Average	4.18%	2.81%	1.81%
S&P Merger Arbitrage Index	7.11%	4.72%	3.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,541,411
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 314,425
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$53,541,411 Number of Portfolio Holdings225 Portfolio Turnover Rate100% Management Fees$314,425
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.8%
Fox Corp.	4.6%
Myers Industries Inc.	3.4%
Millicom International Cellular SA	2.5%
Atlanta Braves Holdings Inc.	2.5%
TEGNA Inc.	2.4%
Alamos Gold Inc.	2.4%
Verona Pharma plc	2.2%
TXNM Energy Inc.	2.0%
Endesa SA	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
Common Stocks – Securities Sold Short	(1.5)%
Rights	0.6%
U.S. Government Obligations	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	1.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.4%
Health Care	11.7%
Entertainment	9.9%
Diversified Industrial	7.9%
Telecommunications	7.5%
Financial Services	6.5%
Building and Construction	6.4%
Metals and Mining	5.9%
Other Industry sectors	26.9%
Other Assets and Liabilities (Net)	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/EMAAX/